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                             CHAPMAN AND CUTLER LLP
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Theodore S. Chapman                                      San Francisco
1877-1943
Henry E. Cutler                                          595 Market Street
1879-1959                                                San Francisco, CA 94105
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                                                         Salt Lake City

                                                         201 South Main Street
                                                         Salt Lake City,
                                                           Utah 84111
                                                         (801) 533-0066

                                  July 2, 2008



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:                    Matrix Defined Trusts 1
                      (File No. 333-150528) (CIK 1422893)
                      -----------------------------------

Ladies/Gentlemen:

     On behalf of Matrix Capital Group, Inc., depositor, sponsor and principal underwriter of Matrix Defined Trusts 1 (the "Fund") there is transmitted herewith Amendment No. 2 to the Registration Statement on Form S-6 relating to securities of the subject Fund. The Registration Statement on Form S-6 relating to the subject Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 30, 2008 and was amended on June 13, 2008 in response to comments of the staff of the Commission. The staff of the Commission has informed us that it has no additional comments on the Registration Statement at this time.

     The staff of the Commission requested that the registrant represent in writing that it will not use the staff's comment process as a defense in any securities related litigation against it (i.e., a "Tandy" letter). These representations have been made under separate cover included in the Registration Statement.

     In addition to Amendment No. 2 and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the Prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the Securities deposited in the Fund and the dates of record, distribution and evaluation, together with a list of the deposited Securities which will comprise the portfolio of the Fund, the Statements of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

     The trust agreement was entered into today and Securities (as defined in the Indenture) have been deposited with the trustee. In connection therewith the trustee has provided in the name of Matrix Capital Group Inc. documentation for units of fractional undivided interest in the Fund, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.

     We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

     We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew B. Schmanski at
(312) 845-3787.

                                Very truly yours,



                                CHAPMAN AND CUTLER LLP


MJK/mdd



















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